5. STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock Options Tables
Stock Options activity
	2016
		Weighted Average Exercise
	Shares	Price
Outstanding at beginning of year	132	$36,000.00
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(21)	$74,160.00
Outstanding at end of year	112	$29,376.00

	2015		2014
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	69,404	$66.00	65,312	$68.00
Options granted	42,140	$12.00	7,548	$40.00
Options exercised	(1,786)	$48.00	(2,424)	$32.00
Options expired/forfeited	(3,822)	$43.00	(1,031)	$68.00
Outstanding at end of year	105,936	$45.00	69,404	$66.00
Options vested and exercisable at year-end	90,411	$49.00	59,881	$66.00
Options available for grant at year-end	26,616		63,148
Aggregate intrinsic value – options exercised	$—		$497
Aggregate intrinsic value – options outstanding	$—		$4,941
Aggregate intrinsic value – options vested and exercisable	$—		$6,129
Options unvested, balance at beginning of year (1)	9,523		10,672	$112.00
Options granted (1)	42,140	$40.00	7,548	$40.00
Vested (1)	(34,383)	$66.00	(7,666)	$66.00
Cancelled/Forfeited	(2,455)	$68.00	(1,031	$68.00
Balance, end of period (1)	14,825		9,523	—

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(1)	Includes awards not captured in valuation fragments